UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21226

Investment Company Act File Number

Eaton Vance Ohio Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Bond Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 157.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.1%
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	$700	$770,274
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	555	619,830

		$1,390,104

Education — 7.3%
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$200	$209,072
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	556,640
University of Cincinnati, 5.00%, 6/1/45(1)	1,500	1,710,360

		$2,476,072

Electric Utilities — 1.6%
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$546,590

		$546,590

Escrowed/Prerefunded — 14.3%
Apollo Career Center Joint Vocational School District, Prerefunded to 12/1/21, 5.25%, 12/1/33	$270	$300,208
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	900	928,305
Canton Local School District, (School Facilities Construction and Improvement), Prerefunded to 5/1/21, 5.00%, 11/1/43	1,000	1,086,370
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	105	111,638
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	290	311,205
Ohio Turnpike Commission, Prerefunded to 2/15/20, 5.00%, 2/15/31	1,000	1,053,870
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 6/1/30	1,040	1,088,682

		$4,880,278

General Obligations — 24.0%
Cleveland, 5.00%, 12/1/43	$2,225	$2,548,559
Cuyahoga Community College District, 3.50%, 12/1/39	495	490,565
Ohio, 5.00%, 2/1/37(1)	2,225	2,545,645
Upper Arlington City School District, 5.00%, 12/1/48(1)	2,225	2,579,554

		$8,164,323

Hospital — 24.2%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$865	$944,874
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	440	481,642
Allen County, (Mercy Health), 4.00%, 8/1/47(1)	900	908,550
Franklin County, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	2,200	2,490,884
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	278,985

Security	Principal Amount (000’s omitted)	Value
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	$260	$262,140
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	545,445
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	821,976
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	535,940
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	170	179,498
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	618,827
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	179,325

		$8,248,086

Insured – Education — 0.2%
Kent State University, (AGC), 5.00%, 5/1/26	$80	$82,186

		$82,186

Insured – Electric Utilities — 19.2%
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$2,750	$2,003,485
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	1,000	440,540
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	3,787,300
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	317,252

		$6,548,577

Insured – Escrowed/Prerefunded — 11.2%
Brooklyn City School District, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/38	$445	$478,775
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/26	920	946,220
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	330	339,405
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,000	1,015,710
Youngstown State University, (AGC), Prerefunded to 6/15/19, 5.50%, 12/15/33	1,000	1,037,000

		$3,817,110

Insured – General Obligations — 7.1%
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	$500	$624,095
Plain School District, (NPFG), 0.00%, 12/1/27	2,400	1,794,960

		$2,419,055

Insured – Special Tax Revenue — 12.4%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$1,082,590
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	3,076,291
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	250	57,162

		$4,216,043

Insured – Transportation — 4.6%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$519,581
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	500	558,135
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	475	483,982

		$1,561,698

Insured – Water and Sewer — 1.6%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$535	$547,669

		$547,669

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 1.1%
Summit County Port Authority, 5.00%, 12/1/31	$350	$388,951

		$388,951

Senior Living/Life Care — 3.6%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$525	$556,647
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	399,008
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	250,604

		$1,206,259

Special Tax Revenue — 7.6%
Franklin County, Sales Tax Revenue, 5.00%, 6/1/38(1)	$1,100	$1,299,804
Franklin County, Sales Tax Revenue, 5.00%, 6/1/43(1)	1,100	1,291,510

		$2,591,314

Transportation — 0.4%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$310	$118,640

		$118,640

Water and Sewer — 12.9%
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)	$1,000	$1,040,340
Texas Water Development Board, 4.00%, 10/15/47(1)	2,900	3,004,632
Toledo, Sewerage System Revenue, 5.00%, 11/15/28	300	335,361

		$4,380,333

Total Tax-Exempt Investments — 157.4% (identified cost $50,143,171)		$53,583,288

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (22.4)%		$(7,636,525)

Other Assets, Less Liabilities — (35.0)%		$(11,910,602)

Net Assets Applicable to Common Shares — 100.0%		$34,036,161

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 35.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 15.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at June 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$53,583,288	$—	$53,583,288
Total Investments	$—	$53,583,288	$—	$53,583,288

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

In July 2018, the Trustees of the Fund approved an Agreement and Plan of Reorganization whereby Eaton Vance Municipal Bond Fund (Municipal Bond Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for common shares of Municipal Bond Fund. The proposed reorganization is subject to approval by the shareholders of the Fund.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018